Basis of Presentation and Summary of Significant Accounting Policies - Capitalized Internal-Use Software Costs (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Nov. 30, 2020	Nov. 30, 2019	Nov. 30, 2020	Nov. 30, 2019	Feb. 29, 2020	Feb. 28, 2019
Property, Plant and Equipment [Line Items]
Amortization expenses			$ 6,090	$ 6,415	$ 8,516	$ 9,391
Capitalized internal-use software
Property, Plant and Equipment [Line Items]
Useful life			3 years		3 years
Capitalized cost			$ 374	0	$ 3,005	1,943
Amortization expenses	$ 1,214	$ 1,052	$ 3,345	$ 3,483	$ 4,533	$ 5,836